Self-Directed Life

                        A Flexible Life Insurance Policy
                                 Annual Report

                               December 31, 2002


    Funded by T. Rowe Price Fixed Income Series, Inc., T. Rowe Price Equity Series, Inc., T. Rowe Price International Series, Inc., and Janus Aspen Series

                                February 14, 2003


Dear Policy Owner:

The economy continued to plod through its current bear market during 2002. Consumer confidence is shaken and debt levels continue to be relatively high. Even with that negative news there exist some bright spots: consumers continue to enjoy real wage gains, home prices remain strong and we're experiencing the lowest interest rates in generations.

Talk of "double-dip" recession and comparisons to the Great Depression and decade long slump in the Japanese stock market are grossly overstated. The errors in monetary and fiscal policy that led to these crises now serve our current policymakers as valuable object lessons. As foreboding as the current situation with Iraq and North Korea seem, they cannot be honestly compared to that of the 1930's, with fascism on the march throughout the world.

Gloom and doom pessimism has become so widespread today that many investors can find no reason to invest in the market at all. Yet investors must remember that this bear market will pass. While we shouldn't expect an imminent return to the unrestrained bull market of the past decade, the opportunity exists in the current market for extraordinary bargains for the long-term investor.

While we may never return to the high double-digit growth we had grown used to; even high single-digit returns are more than adequate to build wealth over the long-term. The key is to continue with your long-term investment strategy, having faith that the bear market will pass.

Thank you for choosing Sentry to help meet your long-term investment needs. We value your business and appreciate your confidence in Sentry to provide this service.

Sincerely,

Dale R. Schuh, CEO
Sentry Life Insurance Company


The composition and holdings of the Portfolios are subject to change. Shares of the separate Portfolios of T. Rowe Price Fixed Income Series, Inc., T. Rowe Price Equity Series, Inc. and Janus Aspen Institutional Series are sold only through the currently effective prospectus and are not available to the general public. Shares of these portfolios may be purchased only by life insurance companies to be used with their separate accounts which fund variable annuity and variable life insurance policies. This material is authorized for distribution only when preceded or accompanied by a prospectus. The investments for the Portfolios are managed by the same portfolio manager(s) who manage one or more other mutual funds that have similar names, investment objectives and investment styles as the Portfolios. You should be aware that the Portfolios are likely to differ from other mutual funds in size, cash flow pattern and tax matters. Accordingly, the holdings and performance of the Portfolios can be expected to vary from those of the other mutual funds.

                         SENTRY LIFE INSURANCE COMPANY
                         Sentry Variable Life Account I
                      STATEMENT OF ASSETS AND LIABILITIES
                               December 31, 2002


Assets:

Investments at market value:

   Janus Aspen Series:
     Aspen Growth Portfolio, 7,413 shares (cost $130,889)        $   108,299
     Aspen Aggressive Growth Portfolio, 153,267 shares
       (cost $5,766,300)                                           2,427,749
     Aspen Capital Appreciation Portfolio, 5,145 shares
       (cost $109,173)                                                89,362
     Aspen Worldwide Growth Portfolio, 1,301 shares
       (cost $37,312)                                                 27,382
     Aspen Balanced Portfolio, 5,511 shares (cost $118,751)          113,481

   T. Rowe Price Fixed Income Series, Inc.:
     Prime Reserve Portfolio, 237,246 shares (cost $237,246)         237,246
     Limited Term Bond Portfolio, 35,974 shares (cost $177,972)      182,748

   T. Rowe Price Equity Series, Inc.:
     Equity Income Portfolio, 5,265 shares (cost $90,025)             86,140
     Personal Strategy Balanced Portfolio, 123,978 shares
       (cost $1,895,246)                                           1,638,993

   T. Rowe Price International Series, Inc.:
     International Stock Portfolio, 701 shares (cost $7,512)           6,489
                                                                 -----------

   Net Assets                                                    $ 4,917,889
                                                                 ===========

The accompanying notes are an integral part of these financial statements

                         SENTRY LIFE INSURANCE COMPANY
                         Sentry Variable Life Account I

                            STATEMENTS OF OPERATIONS

                                                                    For the Years ended December 31,

                                                T. Rowe Price              T. Rowe Price                     T. Rowe Price
                                                Prime Reserve             Limited Term Bond                  Equity Income

                                             2002           2001         2002           2001              2002           2001
Investment Income:

 Dividends                                $  5,251       $  9,199       $   9,549     $   8,198         $    1,042     $    256

Expenses:

 Mortality and expense risk charges          2,979          2,230           1,633         1,324                455          145
                                             -----          -----           -----         -----                ---          ---

Net investment income (loss)                 2,272          6,969           7,916         6,874                587          111
                                             -----          -----           -----         -----                ---          ---

Realized gains (losses) on investments:

 Realized net investment gain (loss)             -              -           2,536         1,141             (1,733)        (693)

 Capital gain distributions received             -              -               -             -                 42          222
                                                ---            ---             ---           ---               ---          ---

 Realized gain (loss) on investments and
  capital gain distributions, net                -              -           2,536         1,141             (1,691)        (471)

Unrealized appreciation (depreciation), net      -              -          (1,767)        2,523             (3,773)        (244)
                                                ---            ---          ------        -----             ------         ----

Net increase (decrease) in net assets
 from operations                         $   2,272       $  6,969       $   8,685     $  10,538        $    (4,877)    $   (604)
                                         =========       ========       =========     =========        ===========     ========



                                                                    For the Years ended December 31,

                                           Janus Aspen                     T. Rowe Price                          Janus Aspen
                                         Aggressive Growth             Personal Strategy Balanced            Capital Appreciation

                                        2002           2001             2002              2001               2002           2001
Investment Income:

 Dividends                               $       -       $      -       $  44,484     $  54,020         $      463      $   810

Expenses:

 Mortality and expense risk charges         24,276         34,458          15,497        16,887                683          524
                                            ------         ------          ------        ------                ---          ---

Net investment income (loss)               (24,276)       (34,458)         28,987        37,133               (220)         286
                                           -------        -------          ------        ------               ----          ---

Realized gains (losses) on investments:

 Realized net investment gain (loss)    (1,565,096)    (1,020,330)        (40,217)      (29,738)            (7,191)      (4,365)

 Capital gain distributions received             -              -               -             -                  -            -
                                        ----------     ----------         -------       -------             ------       ------

 Realized gain (loss) on investments and
  capital gain distributions, net       (1,565,096)    (1,020,330)        (40,217)      (29,738)            (7,191)      (4,365)

Unrealized appreciation (depreciation),
  net                                      635,910     (1,065,581)       (147,562)      (74,536)            (6,122)      (8,758)
                                           -------     ----------        --------       -------             ------       ------

Net increase (decrease) in net assets
 from operations                        $ (953,462)   $(2,120,369)     $ (158,792)    $ (67,141)        $  (13,533)    $(12,837)
                                        ==========    ===========      ==========     =========         ==========     ========

                          For the Years ended December 31,


                             T. Rowe Price
                          International Stock             Janus Aspen Growth

                          2002           2001           2002             2001
Investment Income:
 Dividends               $  69          $  77         $    -          $    53

Expenses:
 Mortality and
 expense risk charges       48             25            974              532
                            --             --            ---              ---
Net investment income
(loss)                      21             52           (974)            (479)
                            --             --           ----             ----

Realized gains (losses)
on investments:

 Realized net investment  (707)          (402)       (22,638)          (8,067)
   gain (loss)

 Capital gain
 distributions received      7              -             -               124
                           ----           ----        -------           ------
 Realized gain (loss) on
 investments and capital
 gain distributions, net  (700)          (402)       (22,638)          (7,943)

Unrealized appreciation
(depreciation), net       (595)          (221)       (11,191)          (5,224)
                          ----           ----        -------           ------
Net increase (decrease)
 in net assets from
 operations           $ (1,274)        $ (571)     $ (34,803)       $ (13,646)
                      ========         ======      =========        =========

                               Janus Aspen
                            Worldwide Growth           Janus Aspen Balanced

                          2002           2001          2002             2001
Investment Income:
 Dividends              $  288         $  200       $  2,352         $  1,175

Expenses:
 Mortality and
 expense risk charges      300            351            698              356
                           ---            ---            ---              ---
Net investment income      (12)          (151)         1,654              819
(loss)                     ---           ----          -----              ---

Realized gains (losses)
on investments:
 Realized net invest-
 ment gain (loss)      (11,869)        (6,498)        (2,891)          (1,037)

 Capital gain distri-
 butions received           -              -              -                -
                        -------         ------         ------           ------
 Realized gain (loss) on
 investments and
 capital gain distri-
 butions, net          (11,869)        (6,498)        (2,891)          (1,037)

Unrealized appreciation
(depreciation), net      1,644         (4,396)        (2,999)          (1,908)
                         -----         ------         ------           ------
Net increase (decrease)
 in net assets from
 operations           $(10,237)      $(11,045)       $(4,236)         $(2,126)
                      ========       ========        =======          =======

   The accompanying notes are an integral part of these financial statements

                          SENTRY LIFE INSURANCE COMPANY
                         Sentry Variable Life Account I
                      STATEMENTS OF CHANGES IN NET ASSETS

                                                                  For the Years ended December 31,

                                             T. Rowe Price                   T. Rowe Price                    T. Rowe Price
                                             Prime Reserve                   Limited Term Bond                Equity Income

                                          2002           2001              2002            2001            2002           2001

Increase (decrease) in net
assets from operations:

 Net investment income (loss)          $  2,272      $   6,969         $   7,916        $  6,874          $  587         $  111

 Realized gains (losses)                      -              -             2,536           1,141          (1,691)          (471)

 Unrealized appreciation
 (depreciation), net                          -              -            (1,767)          2,523          (3,773)          (244)
                                        --------      ---------         ---------        --------          ------         ------
Net increase (decrease) in net assets
 from operations                          2,272          6,969             8,685          10,538          (4,877)          (604)
                                          -----          -----             -----          ------          ------           ----

Contract transactions:

 Purchase payments                      107,583        179,412            24,156          25,822          39,874         12,835

 Transfers between subaccounts, net     (57,538)        87,584            37,392           4,331          41,919          7,784

 Withdrawals and surrenders            (224,148)        (3,187)          (20,885)         (9,707)           (290)        (1,027)

 Monthly deductions                     (29,546)       (20,270)          (16,064)        (10,832)         (8,518)        (3,271)

 Policy loans                            (3,214)        (3,182)           (7,939)         (2,278)            (66)          (550)
                                         ------         ------            ------          ------             ---           ----

Net increase (decrease) in net assets
 derived from principal transactions   (206,863)       240,357            16,660           7,336          72,919         15,771
                                       --------        -------            ------           -----          ------         ------

Total increase (decrease)
in net assets                          (204,591)       247,326            25,345          17,874          68,042         15,167

Net assets at beginning of year         441,837        194,511           157,403         139,529          18,098          2,931
                                        -------        -------           -------         -------          ------          -----

Net assets at end of year            $  237,246      $ 441,837         $ 182,748 $       157,403       $  86,140      $  18,098
                                     ==========      =========         ========= ===============       =========      =========

                                                                   For the Years ended December 31,

                                             Janus Aspen                   T. Rowe Price                       Janus Aspen
                                           Aggressive Growth         Personal Strategy Balanced            Capital Appreciation

                                         2002           2001              2002             2001             2002          2001
Increase (decrease) in net
assets from operations:

 Net investment income (loss)         $ (24,276)    $  (34,458)         $ 28,987       $  37,133         $  (220)      $    286

 Realized gains (losses)             (1,565,096)    (1,020,330)          (40,217)        (29,738)         (7,191)        (4,365)

 Unrealized appreciation
  (depreciation), net                   635,910     (1,065,581)         (147,562)        (74,536)         (6,122)        (8,758)
                                        -------     ----------          --------         -------          ------         ------

Net increase (decrease) in
 net assets from operations            (953,462)    (2,120,369)         (158,792)        (67,141)        (13,533)       (12,837)
                                       --------     ----------          --------         -------         -------        -------

Contract transactions:

 Purchase payments                      674,599        843,379           216,466         227,378          27,920         26,690

 Transfers between subaccounts, net     (74,627)       (69,250)          (15,563)       (106,471)         18,974         18,893

 Withdrawals and surrenders            (241,872)      (244,053)          (58,714)        (48,227)         (1,341)        (4,554)

 Monthly deductions                    (356,011)      (375,020)         (118,967)       (121,314)         (9,442)        (5,414)

 Policy loans                            97,585         (6,874)          (23,900)         (1,847)              -              -
                                         ------         ------           -------          ------         -------         ------

Net increase (decrease) in net assets
 derived from principal transactions     99,674        148,182              (678)        (50,481)         36,111         35,615
                                         ------        -------              ----         -------          ------         ------

Total increase (decrease)
in net assets                          (853,788)    (1,972,187)         (159,470)       (117,622)         22,578         22,778

Net assets at beginning of year       3,281,537      5,253,724         1,798,463       1,916,085          66,784         44,006
                                      ---------      ---------         ---------       ---------          ------         ------

Net assets at end of year           $ 2,427,749   $  3,281,537      $  1,638,993     $ 1,798,463        $ 89,362       $ 66,784
                                    ===========   ============      ============     ===========        ========       ========

                                     T. Rowe Price
                                  International Stock     Janus Aspen Growth

                                 2002        2001         2002          2001

Increase (decrease) in net
assets from operations:

 Net investment income (loss)   $  21        $  52       $  (974)     $  (479)
 Realized gains (losses)         (700)        (402)      (22,638)      (7,943)
 Unrealized appreciation
  (depreciation), net            (595)        (221)      (11,191)      (5,224)
                                 ----         ----       -------       ------

Net increase (decrease) in
 net assets from operations    (1,274)        (571)      (34,803)     (13,646)
                               ------         ----       -------      -------

Contract transactions:

 Purchase payments              4,131        2,408        66,527       51,879
 Transfers between
  subaccounts, net                384          656         5,583       42,893
 Withdrawals and surrenders        (1)          --       (13,243)      (1,528)
 Monthly deductions              (843)        (475)      (14,754)     (10,255)
 Policy loans                     149         (284)         (152)        (177)
                                  ---         ----          ----         ----

Net increase (decrease) in
  net assets derived from
  principal transactions        3,820        2,305        43,961       82,812
                                -----        -----        ------       ------

Total increase (decrease)       2,546        1,734         9,158       69,166
in net assets

Net assets at beginning
  of year                       3,943        2,209        99,141       29,975
                                -----        -----        ------       ------

Net assets at end of year     $ 6,489      $ 3,943     $ 108,299     $ 99,141
                              =======      =======     =========     ========



                                    Janus Aspen
                                 Worldwide Growth        Janus Aspen Balanced

                                2002          2001         2002         2001

Increase (decrease) in net
assets from operations:

 Net investment income (loss) $   (12)    $   (151)     $  1,654      $   819
 Realized gains (losses)      (11,869)      (6,498)       (2,891)      (1,037)
 Unrealized appreciation
  (depreciation), net           1,644       (4,396)       (2,999)      (1,908)
                                -----       ------        ------       ------

Net increase (decrease) in
 net assets from operations   (10,237)     (11,045)       (4,236)      (2,126)
                              -------      -------        ------       ------

Contract transactions:

 Purchase payments             13,726       19,708        29,158       27,858
 Transfers between
  subaccounts, net             (8,693)       2,106        52,169       11,474
 Withdrawals and surrenders    (3,519)      (6,997)         (713)      (6,795)
 Monthly deductions            (4,247)      (3,995)      (12,844)      (6,291)
 Policy loans                      11          (93)         (388)           -
                                   --          ---          ----         ----

Net increase (decrease) in
  net assets derived from
  principal transactions       (2,722)      10,729        67,382       26,246
                               ------       ------        ------       ------

Total increase (decrease)
in net assets                 (12,959)        (316)       63,146       24,120

Net assets at beginning
  of year                      40,341       40,657        50,335       26,215
                               ------       ------        ------       ------


Net assets at end of year     $27,382      $40,341      $113,481      $50,335
                              =======      =======      ========      =======


The accompanying notes are an integral part of these financial statements

NOTES TO FINANCIAL STATEMENTS
December 31, 2002 and 2001

1. Organization
   The Sentry Variable Life Account I (the Variable Life Account) is a segregated investment account of the Sentry Life Insurance Company (the Company) and is registered with the Securities and Exchange Commission as a unit investment trust pursuant to the provisions of the Investment Company Act of 1940. The Variable Life Account was established by the Company on February 12, 1985 in support of variable life insurance contracts, and commenced operations on January 13, 1987. Accordingly, it is an accounting entity wherein all segregated account transactions are reflected. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America which permit management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates.

   The Trust and the Portfolios (collectively the Funds) are diversified open-end management companies registered under the Investment Company Act of 1940. A copy of the Funds' annual reports are included in the Variable Life Account's Annual Report.

2. Significant Accounting Policies

   Valuation of Investments
   Investments in shares of the Funds are valued at the Funds' offering and redemption price.

   Securities Transactions and Investment Income
   Transactions in shares of the Funds are recorded on the trade date (the date the order to buy and sell is executed). Dividend income is recorded on the ex-dividend date. The cost of Fund shares sold and the corresponding investment gains and losses are determined on the basis of specific identification.

   Federal Income Taxes
   The Company is taxed as a life insurance company under the provisions of the Internal Revenue Code. The operations of the Variable Life Account are part of the total operations of the Company and are not taxed as a separate entity.

   Under Federal income tax law, net investment income and net realized investment gains of the Variable Life Account which are applied to increase net assets are not taxed.

3. Purchases and Sales of Securities
   In 2002, purchases and proceeds on sales of the Funds' shares were as follows:
                                                                     Proceeds
                                                    Purchases       on Sales

     Janus Aspen Growth Portfolio                   $ 81,336        $  38,995
     Janus Aspen Aggressive Growth Portfolio         787,125          712,671
     Janus Aspen Capital Appreciation Portfolio       47,564           12,281
     Janus Aspen Worldwide Growth Portfolio           14,337           17,571
     Janus Aspen Balanced Portfolio                   87,175           18,552
     T. Rowe Price Prime Reserve Portfolio           153,333          359,091
     T. Rowe Price Limited Term Bond Portfolio        73,460           50,009
     T. Rowe Price Equity Income Portfolio            89,223           15,830
     T. Rowe Price Personal Strategy Balanced
       Portfolio                                     281,003          253,173
      T. Rowe Price International Stock Portfolio       5,827            2,011
                                                    -------          -------
             Total                               $ 1,620,383      $ 1,480,184
                                                 ===========      ===========

4. Expenses and Related Party Transactions
   A mortality and expense risk premium and a death benefit guarantee risk charge are deducted by the Company from the Variable Life Account on a daily basis which is equal, on an annual basis, to 1.05% (.90% mortality and expense risk and .15% death benefit guarantee risk charge) of the daily net asset value of the Variable Life Account. These charges compensate the Company for assuming these risks under the variable life contract.

   At the beginning of each policy month, the Company makes a deduction, per contract holder, from the cash value of the policy by canceling accumulation units. This deduction consists of the cost of insurance for the policy and any additional benefits provided by rider, if any, for the policy month and a $5 monthly administrative fee. The administrative fee reimburses the Company for administrative expenses relating to the issuance and maintenance of the contract.

   The Company deducts a front-end sales expense charge of 5.0% from each premium payment. A surrender charge may be deducted in the event of a surrender to reimburse the Company for expenses incurred in connection with issuing a policy. The full surrender charge will be reduced during the first nine contract years until it reaches zero in the tenth contract year.

   The Company deducts from each premium payment the amount of premium taxes levied by any state or government entity. Premium taxes up to 4% are imposed by certain states.

5. Changes in Units Outstanding
   The changes in units outstanding for the year ended December 31, 2002 were as follows:
                                           Units       Units       Net Increase
                                           Issued     Redeemed      (Decrease)

Janus Aspen Growth Portfolio               16,118         7,907        8,211
Janus Aspen Aggressive Growth Portfolio    48,216        42,284        5,932
Janus Aspen Capital Appreciation Portfolio  8,589         2,029        6,560
Janus Aspen Worldwide Growth Portfolio      2,661         3,185         (524)
Janus Aspen Balanced Portfolio              9,939         2,040        7,899
T. Rowe Price Prime Reserve Portfolio       8,187        19,603      (11,416)
T. Rowe Price Limited Term Bond Portfolio   3,004         2,211          793
T. Rowe Price Equity Income Portfolio       8,626         1,464        7,162
T. Rowe Price Personal Strategy Balanced
 Portfolio                                  8,245         8,399         (154)
T. Rowe Price International Stock Portfolio   940           326          614

The changes in units outstanding for the year ended December 31, 2001 were as follows:

                                           Units       Units       Net Increase
                                          Issued      Redeemed      (Decrease)

Janus Aspen Growth Portfolio               14,848         2,129       12,719
Janus Aspen Aggressive Growth Portfolio    40,043        33,607        6,436
Janus Aspen Capital Appreciation Portfolio  6,876         1,543        5,333
Janus Aspen Worldwide Growth Portfolio      3,170         1,685        1,485
Janus Aspen Balanced Portfolio              4,253         1,451        2,802
T. Rowe Price Prime Reserve Portfolio      24,767        11,403       13,364
T. Rowe Price Limited Term Bond Portfolio   1,466         1,123          343
T. Rowe Price Equity Income Portfolio       3,907         2,584        1,323
T. Rowe Price Personal Strategy Balanced
  Portfolio                                 9,143        10,945       (1,802)
T. Rowe Price International Stock Portfolio   457           118          339

6. Financial Highlights
   A summary of unit values, units outstanding and certain financial performance information for each subaccount for variable life contracts and the expense ratios, excluding expenses of the underlying funds, for the period ended December 31, 2002 follows:

                                                                                         Expenses
                                                                                        as a % of      Income
                                                           Net Assets                    Average      as a % of
                                                           Unit                            Net           Net             Total
Portfolio                                    Units         Value           (000's)       Assets*        Assets          Return

Janus Aspen Growth                          24,625        $  4.40          $  108         1.05%           -%            (27.19)%
Janus Aspen Aggressive Growth              168,199          14.43           2,428         1.05            -             (28.63)
Janus Aspen Capital Appreciation            17,464           5.12              89         1.05          .60             (16.45)
Janus Aspen Worldwide Growth                 6,026           4.54              27         1.05          .87             (26.22)
Janus Aspen Balanced                        13,416           8.46             113         1.05         2.93              (7.29)
T. Rowe Price Prime Reserve                 13,064          18.16             237         1.05         1.66                .62
T. Rowe Price Limited Term Bond              8,232          22.20             183         1.05         5.21               4.92
T. Rowe Price Equity Income                  8,743           9.85              86         1.05         1.94             (13.91)
T. Rowe Price Personal Strategy Balanced    59,288          27.64           1,639         1.05         2.59              (8.63)
T. Rowe Price International Stock            1,209           5.37               6         1.05         1.25             (19.06)

*Excluding the effect of the expenses of the underlying fund portfolios and administrative fees charged directly to policyholder accounts.

A summary of unit values, units outstanding and certain financial performance information for each subaccount for variable life contracts and the expense ratios, excluding expenses of the underlying funds, for the period ended December 31, 2001 follows:

                                                                                         Expenses
                                                                                        as a % of      Income
                                                           Net Assets                    Average      as a % of
                                                           Unit                            Net           Net             Total
Portfolio                                    Units         Value           (000's)       Assets*        Assets          Return
Janus Aspen Growth                          16,414         $ 6.04            $ 99         1.05%         .09%            (25.54)%
Janus Aspen Aggressive Growth              162,267          20.22           3,282         1.05            -             (40.02)
Janus Aspen Capital Appreciation            10,904           6.12              67         1.05         1.38             (22.46)
Janus Aspen Worldwide Growth                 6,550           6.16              40         1.05          .52             (23.26)
Janus Aspen Balanced                         5,517           9.12              50         1.05         2.90              (5.52)
T. Rowe Price Prime Reserve                 24,480          18.05             442         1.05         3.44               3.15
T. Rowe Price Limited Term Bond              7,439          21.16             157         1.05         5.59               7.62
T. Rowe Price Equity Income                  1,581          11.44              18         1.05         1.56                .55
T. Rowe Price Personal Strategy Balanced    59,442          30.26           1,798         1.05         2.91              (3.29)
T. Rowe Price International Stock             595            6.63               4         1.05         2.84             (23.04)


*Excluding the effect of the expenses of the underlying fund portfolios and administrative fees charged directly to policyholder accounts.

7. Concentrations of Ownership
   At December 31, 2002 significant concentrations of ownership were as follows:
                                                Number of
                                              Contract Owners  Percentage Owned

   Janus Aspen Growth Portfolio                      3                42.7
   Janus Aspen Capital Appreciation Portfolio        4                55.9
   Janus Aspen Worldwide Growth Portfolio            1                37.6
   Janus Aspen Balanced Portfolio                    2                38.8
   T. Rowe Price Prime Reserve Portfolio             4                48.3
   T. Rowe Price Equity Income Portfolio             2                31.7
   T. Rowe Price International Stock Portfolio       4                82.5

                       REPORT OF INDEPENDENT ACCOUNTANTS

The Board of Directors
Sentry Life Insurance Company
   and
The Contract Owners of
Sentry Variable Life Account I:

In our opinion, the accompanying statement of assets and liabilities and the related statements of operations and of changes in net assets present fairly, in all material respects, the financial position of the Sentry Variable Life Account I, and its Janus Aspen Growth Portfolio, Janus Aspen Aggressive Growth Portfolio, Janus Aspen Capital Appreciation Portfolio, Janus Aspen Worldwide Growth Portfolio, Janus Aspen Balanced Portfolio, T. Rowe Price Prime Reserve Portfolio, T. Rowe Price Equity Income Portfolio, T. Rowe Price Limited Term Bond Portfolio, T. Rowe Price Personal Strategy Balanced Portfolio, and T. Rowe Price International Stock Portfolio at December 31, 2002, and the results of each of their operations, and the changes in each of their net assets for each of the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements are the responsibility of Sentry Life Insurance Company's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States of America, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included direct confirmation of securities owned at December 31, 2002, by correspondence with the investment advisors, provide a reasonable basis for our opinion.





Milwaukee, Wisconsin
February 7, 2003